                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31, 2010
            Check here if Amendment [_]    Amendment Number: _________

                        This Amendment (Check only one):
                         [_] is a restatement.
                         [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Torchmark Corporation
Address: 3700 South Stonebridge Drive
         McKinney, Texas 75070

Form 13F File Number:   28-1112

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:    Carol A. McCoy
Title:   Vice President, Associate Counsel & Secretary
Phone:   205-325-4243

Signature, Place and Date of Signing:

/s/ Carol A. McCoy
--------------------------------------------------------------------------------
(Signature)
Birmingham, AL
May 7, 2010

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reporting are in this report and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reporting by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 27

Form 13F Information Table Value Total:

         $62,957 (thousands)

List of Other Included Managers: None

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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                           FORM 13F INFORMATION TABLE

              Column 1           Column 2   Column 3   Column 4           Column 5           Column 6   Column 7       Column 8
    ---------------------------  --------  ---------  ---------  -------------------------  ----------  --------  ------------------
                                                                                                                   Voting authority
                                                                                                                  ------------------
             Name of             Title of               Value    Shrs or                    Investment    Other
              Issuer               Class     CUSIP    (x $1000)  prn amt  SH/PRN  Put/Call  Discretion  Managers  Sole  Shared  None
    ---------------------------  --------  ---------  ---------  -------  ------  --------  ----------  --------  ----  ------  ----
 1  AFLAC INC                     COMMON   001055102       3475    64000    SH                 SOLE                 X
 2  ALTRIA GROUP INC              COMMON   02209S103        862    42000    SH                 SOLE                 X
 3  AMERICAN EXPRESS CO           COMMON   025816109       2269    55000    SH                 SOLE                 X
 4  AMERICAN ITALIAN PAST CO      COMMON   027070101        389    10000    SH                 SOLE                 X
 5  ARCHER DANIELS MIDLAND CO     COMMON   39483102         780    27000    SH                 SOLE                 X
 6  ARGO GROUP INTERNATIONAL
      HOLDINGS LTD.               COMMON   G0464B107        344    10561    SH                 SOLE                 X
 7  AT&T INC                      COMMON   00206r102        517    20000    SH                 SOLE                 X
 8  COMPUTER SCIENCES CORP        COMMON   205363104       1853    34000    SH                 SOLE                 X
 9  CVS CORP                      COMMON   126650100       1426    39000    SH                 SOLE                 X
10  ENCANA CORP                   COMMON   292505104       1272    41000    SH                 SOLE                 X
11  GENERAL ELECTRIC CO           COMMON   369604103        582    32000    SH                 SOLE                 X
12  GENERAL MILLS INC             COMMON   370334104       2478    35000    SH                 SOLE                 X
13  IBM CORP                      COMMON   459200101       6413    50000    SH                 SOLE                 X
14  ITT INDUSTRIES INC            COMMON   450911102       1555    29000    SH                 SOLE                 X
15  JM SMUCKER CO                 COMMON   832696405        904    15000    SH                 SOLE
16  JOHNSON & JOHNSON             COMMON   478160104        978    15000    SH                 SOLE                 X
17  JOY GLOBAL INC                COMMON   481165108       2433    43000    SH                 SOLE                 X
18  KELLOGG CO                    COMMON   487836108       1229    23000    SH                 SOLE                 X
19  KRAFT FOODS INC.              COMMON   50075N104       2812    93000    SH                 SOLE                 X
20  L-3 COMMUNICATIONS HLDG INC   COMMON   502424104       2566    28000    SH                 SOLE                 X
21  NASH FINCH CO.                COMMON   631158102        404    12000    SH                 SOLE
22  NRG ENERGY INC                COMMON   629377508       1797    86000    SH                 SOLE                 X
23  SEABOARD CORP                 COMMON   811543107        998      768    SH                 SOLE                 X
24  SPDR  SER TR KBW BK ETF       COMMON   78464A797        748    29000    SH                 SOLE                 X
25  TORCHMARK CORP                COMMON   891027104      17177   321000    SH                 SOLE                 X
26  UNIVERSAL CORP                COMMON   913456109       1660    31500    SH                 SOLE                 X
27  US BANCORP                    COMMON   902973304       5036   194600    SH                 SOLE                 X